GOODWILL AND OTHER INTANGIBLE ASSETS-NET - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of intangible assets	$ 570	$ 411	$ 290